Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 13,899	$ 22,519
Marketable securities	1,083	1,885
Trade and other receivables	5,746	4,972
Inventories	8,987	8,489
Recoverable income taxes	739	479
Other recoverable taxes	1,296	1,958
Escrow account - Class action agreement	1,881
Others	1,485	1,511
Current assets other than assets classified as held for sale	35,116	41,813
Assets classified as held for sale	1,946	5,318
Current assets	37,062	47,131
Long-term receivables
Trade and other receivables	5,492	5,175
Marketable securities	53	64
Judicial deposits	6,711	5,582
Deferred income taxes	2,680	3,438
Other tax assets	3,540	3,075
Advances to suppliers	666	1,032
Others	2,917	3,084
Non-current receivables	22,059	21,450
Investments	2,759	3,795
Property, plant and equipment	157,383	176,650
Intangible assets	2,805	2,340
Non-current assets	185,006	204,235
Total assets	222,068	251,366
Current liabilities
Trade payables	6,327	5,767
Finance debt	3,667	7,001
Finance lease obligations	23	25
Income taxes payable	211	299
Other taxes payable	3,556	4,548
Dividends payable	1,109
Short-term benefits	1,658	1,309
Pension and medical benefits	810	844
Provisions for legal proceedings	3,482	2,256
Agreement with US Authorities	783
Others	2,442	2,508
Current liabilities other than Liabilities on assets classified as held for sale	24,068	24,557
Liabilities related to assets classified as held for sale	983	391
Current liabilities	25,051	24,948
Non-current liabilities
Finance debt	80,508	102,045
Finance lease obligations	162	204
Income taxes payable	552	671
Deferred income taxes	654	1,196
Pension and medical benefits	21,940	20,986
Provisions for legal proceedings	3,923	4,770
Provision for decommissioning costs	15,133	14,143
Others	970	901
Non-current liabilities	123,842	144,916
Total current liabilities	148,893	169,864
Equity
Share capital (net of share issuance costs)	107,101	107,101
Capital reserve and transactions	1,067	1,067
Profit reserves	58,161	53,056
Accumulated other comprehensive (deficit)	(94,785)	(81,422)
Attributable to the shareholders of Petrobras	71,544	79,802
Non-controlling interests	1,631	1,700
Total equity	73,175	81,502
Total liabilities and equity	$ 222,068	$ 251,366